Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Summary of Interest Rate Derivative Not Designated as Cash Flow Hedge

The interest rate derivative outstanding as at December 31, 2013 was as follows:

Property	Type of Instrument	Notional amount	Maturity date	Effective rate	Fair Value as of December 31, 2013
City Center	Interest Rate Swap	$15,000,000	—	6.0%	$—

Summarized below are the interest rate derivatives that were not designated as cash flow hedges and the fair value of all derivative assets and liabilities as of December 31, 2013 and 2012:

					Fair Value as of
Property	Type of Instrument	Notional amount	Maturity date	Effective rate	December 31, 2013	December 31, 2012
City Center	Interest Rate Swap	$15,000,000	June 2014	6.0%	$—	$3,000